Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- OneTouch (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2016 CNY (¥)	May 31, 2014 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Acquisition
Carrying value as equity method investment				¥ 58,197	¥ 18,204		¥ 84,964
The allocation of the purchase price at the date of acquisition
Goodwill				81,645	41,933	$ 18,221	¥ 125,420
Total purchase price comprised of:
- cash consideration	¥ 28,724		¥ 41,836	3,055	16,291
- fair value of previously held equity interests	6,376
Total	¥ 35,100
Non-compete agreements | Maximum
Total purchase price comprised of:
Estimated amortization periods			6 years
Trade names, trademarks and domain names | Maximum
Total purchase price comprised of:
Estimated amortization periods			20 years
User base and customer relationships | Maximum
Total purchase price comprised of:
Estimated amortization periods			6 years
Developed technology and patents | Maximum
Total purchase price comprised of:
Estimated amortization periods			5 years
One Touch
Acquisition
Percentage owned prior to acquisition (as a percent)		65.00%
Carrying value as equity method investment		¥ 196
The allocation of the purchase price at the date of acquisition
Net assets acquired		105
Goodwill		3,998
Deferred tax liabilities		(232)
Total		4,799
Total purchase price comprised of:
- cash consideration		790
- contingent cash consideration		1,094
- fair value of previously held equity interests		2,915
Total		¥ 4,799
Weighted average amortization period		4 years 6 months
Maximum amount of contingent consideration		¥ 3,420
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition					2,719
Increase (decrease) in fair value of contingent consideration			¥ (671)	¥ 17	¥ 85
One Touch | Maximum
Total purchase price comprised of:
Estimated amortization periods		5 years
One Touch | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 703
One Touch | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		196
One Touch | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		25
One Touch | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 4